The Assets and Liabilities of Tata Technologies Limited, Tal Manufacturing Solutions Limited, Company's Certain Assets Related to Defence Business are Classified as "Held for Sale" as They Meet Criteria Laid Out Under IFRS 5 - Summary of Assets and Liabilities Classifed as Held for Sale (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Non-current assets:
Property, plant and equipment	$ 10,776.4	₨ 815,393.5	₨ 762,303.3
Intangible assets	8,782.7	664,544.5	580,555.9
Total assets	41,509.3	3,140,802.1	2,987,119.9	₨ 3,235,510.7
Assets and liabilities classified as held for sale [member]
Non-current assets:
Property, plant and equipment	0.7	45.0	11.4
Intangible assets	29.1	1,899.3	1,611.0
Total assets	$ 29.8	₨ 1,944.3	₨ 1,622.4